Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 9.2%
Digital Realty Trust, Inc.	2,288,089	434,736,910
Equinix, Inc.	457,107	488,208,560
		922,945,470

Diversified REITs 2.2%
AH Realty Trust, Inc.	564,875	3,846,799
American Assets Trust, Inc.	335,301	7,812,513
Broadstone Net Lease, Inc.	1,340,601	27,120,358
CTO Realty Growth, Inc.	207,691	4,268,050
Essential Properties Realty Trust, Inc.	1,487,404	45,484,814
Gladstone Commercial Corp.	341,307	4,303,881
Global Net Lease, Inc.	1,395,950	13,080,052
WP Carey, Inc.	1,552,677	115,550,223
		221,466,690

Health Care REITs 17.9%
Alexandria Real Estate Equities, Inc.	1,105,149	54,903,802
American Healthcare REIT, Inc.	1,256,968	61,453,166
CareTrust REIT, Inc.	1,582,835	64,611,325
Chiron Real Estate, Inc.	88,675	3,195,847
Community Healthcare Trust, Inc.	180,569	3,109,398
Diversified Healthcare Trust	1,543,761	12,844,092
Healthcare Realty Trust, Inc.	2,472,282	49,247,857
Healthpeak Properties, Inc.	4,924,466	94,303,524
LTC Properties, Inc.	337,137	12,612,295
Medical Properties Trust, Inc.	3,498,327	17,876,451
National Health Investors, Inc.	337,749	24,753,624
Omega Healthcare Investors, Inc.	2,094,135	97,921,753
Sabra Health Care REIT, Inc.	1,785,575	35,515,087
Sila Realty Trust, Inc.	389,942	11,791,846
Ventas, Inc.	3,365,172	284,087,820
Welltower, Inc.	4,682,468	961,451,154
		1,789,679,041

Hotel & Resort REITs 2.7%
Apple Hospitality REIT, Inc.	1,559,521	22,909,363
DiamondRock Hospitality Co.	1,441,545	15,842,580
Host Hotels & Resorts, Inc.	4,531,292	104,129,090
Park Hotels & Resorts, Inc.	1,414,121	17,153,288
Pebblebrook Hotel Trust	804,842	12,273,840
RLJ Lodging Trust	1,057,705	10,291,470
Ryman Hospitality Properties, Inc.	446,506	51,406,236
Service Properties Trust	4,044,147	7,239,023
Summit Hotel Properties, Inc.	753,217	4,346,062
Sunstone Hotel Investors, Inc.	1,344,519	14,547,696
Xenia Hotels & Resorts, Inc.	671,622	11,666,074
		271,804,722

Industrial REITs 12.7%
Americold Realty Trust, Inc.	2,018,529	31,670,720
EastGroup Properties, Inc.	377,240	76,168,528
First Industrial Realty Trust, Inc.	938,947	58,092,651
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	198,867	11,532,297
Lineage, Inc.	403,983	17,940,885
LXP Industrial Trust	418,792	21,626,419
Prologis, Inc.	6,238,097	894,979,777
Rexford Industrial Realty, Inc.	1,631,138	57,856,465
STAG Industrial, Inc.	1,353,604	51,260,984
Terreno Realty Corp.	738,258	48,496,168
		1,269,624,894

Multi-Family Residential REITs 7.7%
AvalonBay Communities, Inc.	1,003,199	183,093,849
Camden Property Trust	732,630	78,069,053
Centerspace	118,382	7,988,417
Equity Residential	2,435,873	159,427,888
Essex Property Trust, Inc.	456,563	124,477,336
Independence Realty Trust, Inc.	1,678,136	27,236,147
Mid-America Apartment Communities, Inc.	828,255	106,902,873
NexPoint Residential Trust, Inc.	155,129	4,508,049
UDR, Inc.	2,130,772	78,625,487
		770,329,099

Office REITs 2.8%
Brandywine Realty Trust	1,234,711	3,827,604
BXP, Inc.	1,044,684	62,691,487
COPT Defense Properties	800,432	25,661,850
Cousins Properties, Inc.	1,190,044	31,905,080
Douglas Emmett, Inc.	1,186,933	13,815,900
Easterly Government Properties, Inc.	309,041	7,410,803
Empire State Realty Trust, Inc., Class A	986,922	5,655,063
Highwoods Properties, Inc.	779,416	20,342,758
Hudson Pacific Properties, Inc. *	381,598	4,571,544
JBG SMITH Properties	417,492	6,124,608
Kilroy Realty Corp.	772,613	26,477,447
Piedmont Realty Trust, Inc., Class A *	885,123	7,355,372
SL Green Realty Corp.	504,496	22,904,118
Vornado Realty Trust	1,134,749	38,297,779
		277,041,413

Other Specialized REITs 8.0%
EPR Properties	539,596	30,783,952
Farmland Partners, Inc.	281,630	2,892,340
Four Corners Property Trust, Inc.	778,158	19,376,134
Gaming & Leisure Properties, Inc.	2,005,146	94,181,708
Gladstone Land Corp.	246,455	2,336,393
Iron Mountain, Inc.	2,096,006	268,812,770
Lamar Advertising Co., Class A	615,431	93,828,610
Millrose Properties, Inc.	1,092,256	30,823,464
Outfront Media, Inc.	1,030,976	33,238,666
Safehold, Inc.	326,260	4,884,112
VICI Properties, Inc.	7,739,949	218,421,361
		799,579,510

Retail REITs 15.7%
Acadia Realty Trust	929,051	20,457,703
Agree Realty Corp.	849,029	62,955,500
Alexander's, Inc.	15,257	3,754,900

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	2,172,208	66,382,676
CBL & Associates Properties, Inc.	109,052	5,244,311
Curbline Properties Corp.	687,344	20,022,331
Federal Realty Investment Trust	556,255	66,544,786
Getty Realty Corp.	389,550	12,672,062
InvenTrust Properties Corp.	551,025	18,255,458
Kimco Realty Corp.	4,776,006	115,006,224
Kite Realty Group Trust	1,533,034	42,035,792
Macerich Co.	1,950,731	43,930,462
NETSTREIT Corp.	687,550	13,929,763
NNN REIT, Inc.	1,345,718	59,897,908
Phillips Edison & Co., Inc.	890,986	35,773,088
Realty Income Corp.	6,517,617	399,399,570
Regency Centers Corp.	1,166,272	90,211,139
Simon Property Group, Inc.	2,181,039	446,916,702
SITE Centers Corp.	372,023	1,878,716
Tanger, Inc.	815,894	29,429,297
Urban Edge Properties	893,053	20,040,109
		1,574,738,497

Self Storage REITs 6.6%
CubeSmart	1,615,651	64,626,040
Extra Space Storage, Inc.	1,503,795	217,012,657
National Storage Affiliates Trust	501,759	21,400,021
Public Storage	1,119,128	339,867,982
Smartstop Self Storage REIT, Inc.	391,391	12,230,969
		655,137,669

Single-Family Residential REITs 3.9%
American Homes 4 Rent, Class A	2,309,829	74,099,315
Equity LifeStyle Properties, Inc.	1,373,321	84,830,038
Invitation Homes, Inc.	3,995,851	116,878,642
Sun Communities, Inc.	823,614	101,848,107
UMH Properties, Inc.	573,107	8,608,067
		386,264,169

Telecom Tower REITs 8.7%
American Tower Corp.	2,321,658	434,057,180
Crown Castle, Inc.	3,085,402	282,314,283
SBA Communications Corp.	754,883	153,362,030
		869,733,493

SECURITY	NUMBER OF SHARES	VALUE ($)
Timber REITs 1.7%
Rayonier, Inc.	1,969,362	41,139,972
Weyerhaeuser Co.	5,105,039	125,124,506
		166,264,478
Total Common Stocks (Cost $9,056,690,024)		9,974,609,145

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (a)	15,473,600	15,473,600
Total Short-Term Investments (Cost $15,473,600)		15,473,600
Total Investments in Securities (Cost $9,072,163,624)		9,990,082,745

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/18/26	577	22,151,030	(56,150)

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Hotel & Resort REITs 0.0%
Service Properties Trust	$2,505,289	$3,917,215	($131,581 )	($543,431 )	$1,491,531	$—	—	$40,233

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks [1]	$9,974,609,145	$—	$—	$9,974,609,145
Short-Term Investments [1]	15,473,600	—	—	15,473,600
Liabilities
Futures Contracts [2]	(56,150)	—	—	(56,150)
Total	$9,990,026,595	$—	$—	$9,990,026,595

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG66362MAY26